Related parties	12 Months Ended
Nov. 30, 2020
Related party transactions [abstract]
Related parties
28.	Related parties
The key management personnel of the Company are the directors, the President and Chief Executive Officer and all of the Senior Vice Presidents.
Key management personnel compensation comprises:

	2020	2019

Short-term employee benefits	$2,384	$2,016

Post-employment benefits	97	67

Share-based compensation	925	847

Termination benefits	864	-

	$4,270	$2,930
As at November 30, 2020, the key management personnel
controlled 1.4%
(2019 – 1.4%) of the voting shares of the Company and held 0.0% (2019 – 0.3%) of the convertible unsecured senior notes.